Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Commitments and contingencies [text block]

12. Commitments and contingencies

Commitments

The following table reflects the Company's contractual obligations as they fall due, excluding commitments and liabilities of the JV, as at December 31, 2021 and 2020:

	Less than 1 year	1 - 5 years	Over 5 years	At December 31, 2021	At December 31, 2020
Accounts payable and accrued liabilities	1,467	-	-	1,467	2,478
Long-term incentive plan (cash-settled awards)	1,069	478	-	1,547	1,714
Corporate office leases	132	369	-	501	627
Total	2,668	847	-	3,515	4,819

In addition to the above commitments, the Company has provided various parent company guarantees related to the unfunded portion of the AGM's reclamation bond in the amount of $5.9 million.

Contingencies

Due to the nature of its business, the Company and/or the AGM JV may from time to time be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company's or JV's financial condition or future results of operations.